Income Taxes - Summary of Detailed Information About Reconciliation of Effective and Applicable Income Tax Expenses (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Loss before tax	SFr (111,684)	SFr (54,316)
Income tax expense calculated at 13.99% (2022: 13.99%)	(15,625)	(7,599)
Unrecognized deferred tax assets during the year	2,138	4,235
Write-down of deferred tax assets	0	1,451
Effect of deferred tax balances due to difference in applicable tax rates	24	(802)
Effect of net (income)/expense that is not added/(deductible)	(40)	(811)
Net income tax gain	SFr (13,503)	SFr (3,526)